Note 11 - Financial Risk Management - Currency Risk (Details) $ in Thousands	Dec. 31, 2021 USD ($)
MEXICO
Statement Line Items [Line Items]
Cash	$ 7
Accounts receivable	153
Prepaids	21
Investments	0
Accounts payable	(14)
Lease obligations	0
Net assets exposure	167
Country of domicile [member]
Statement Line Items [Line Items]
Cash	4,080
Accounts receivable	61
Prepaids	0
Investments	1,179
Accounts payable	(942)
Lease obligations	(385)
Net assets exposure	$ 3,993